Debt - Fair Value of Debt (Details) - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt at par value	$ 191,475	$ 400,000	$ 179,233
Less: unamortized discount and debt issuance costs	4,056	9,257	1,643
Net carrying amount	187,419	390,743	177,590
Level 3
Debt Instrument [Line Items]
Fair value	$ 191,858	$ 400,000	$ 179,413